Revenues (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	$ 54	$ 82	$ 121	$ 196	$ 467
MUSTM system and related equipment [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total		10	21	57	161
Miniature camera and related equipment [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	$ 54	$ 72	$ 100	$ 139	$ 306